Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 4,073	£ 4,364	[1]	£ 3,396	[1],[2]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	4,073	4,364		3,396
Assets held for trading [member] | Liabilities held for trading [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	2,795	3,101		2,280
Financial assets designated at fair value [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	240	259		1,116
Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,038	£ 1,004		£ 0

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39